UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06206

        Nuveen Insured Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Quality Municipal Fund, Inc. (NQI)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.6% (1.0% of Total Investments)
$ 1,135	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/13 at 100.00	AAA	$1,299,439
	2002B, 5.250%, 1/01/20 (Pre-refunded 1/01/13) – MBIA Insured
7,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	A2	6,336,750
	MBIA Insured

8,635	Total Alabama			7,636,189

	Arizona – 3.2% (2.0% of Total Investments)
2,750	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 11.539%,	7/17 at 100.00	AAA	1,198,505
	7/01/31 – FSA Insured (IF)
9,200	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA	7,577,580
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
8,755	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 –	No Opt. Call	AA	6,343,085
	FGIC Insured

20,705	Total Arizona			15,119,170

	Arkansas – 0.5% (0.3% of Total Investments)
2,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa3	2,296,373
	5.000%, 11/01/24 – MBIA Insured

	California – 29.9% (18.5% of Total Investments)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
35	5.000%, 12/01/24 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	AAA	41,510
35	5.000%, 12/01/26 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	AAA	41,510
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
4,010	5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	4,126,170
3,965	5.000%, 12/01/26 – MBIA Insured	12/14 at 100.00	AAA	3,998,663
13,175	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AA	11,711,916
	Edison Company, Series 1999A, 5.450%, 9/01/29 – MBIA Insured
13,445	California State, General Obligation Bonds, Series 2002, 5.000%, 4/01/27 – AMBAC Insured	4/12 at 100.00	A1	12,992,441
7,055	California State, General Obligation Bonds, Series 2002, 5.000%, 4/01/27 (Pre-refunded	4/12 at 100.00	AAA	7,899,060
	4/01/12) – AMBAC Insured
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A+	4,633
3,745	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AAA	4,384,384
	4/01/14) – AMBAC Insured
8,000	California, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – MBIA Insured	10/12 at 100.00	AA	7,346,640
2,340	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	11/17 at 102.00	A	2,203,461
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 – AMBAC Insured
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA	2,457,800
	2001A, 0.000%, 8/01/25 – FGIC Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
22,985	0.000%, 1/15/24 – MBIA Insured	1/10 at 44.52	AA–	6,172,852
22,000	0.000%, 1/15/31 – MBIA Insured	1/10 at 29.11	AA–	2,967,140
50,000	0.000%, 1/15/37 – MBIA Insured	1/10 at 20.19	AA–	3,798,000
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	A	4,445,400
	5.125%, 3/01/32 – AMBAC Insured
8,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	6,929,030
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
5,795	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,292,444
	11/01/25 – FSA Insured
5,328	Moreno Valley Public Finance Authority, California, GNMA Collateralized Assisted Living	1/12 at 105.00	Aaa	5,788,233
	Housing Revenue Bonds, CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42
5,190	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	2/09 at 100.00	AA (4)	6,179,318
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – MBIA Insured (ETM)
2,590	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	BBB	2,193,186
	Projects, Series 2004, 5.000%, 10/01/25 – SYNCORA GTY Insured
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	A3	1,877,060
	Project, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2001, Issue 27A:
7,200	5.125%, 5/01/21 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AA	6,721,560
12,690	5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AA	10,601,607
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2005A:
2,000	5.000%, 7/01/21 – MBIA Insured	7/15 at 100.00	AA+	2,131,060
3,655	5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AA+	3,839,943
3,840	5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AA+	3,972,941
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA	6,190,333
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	AA	1,602,230
	2006, 0.000%, 8/01/23 – FGIC Insured
1,000	Sierra Joint Community College District, Tahoe Truckee, California, General Obligation Bonds,	8/14 at 100.00	AA	977,580
	School Facilities Improvement District 1, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
1,575	Sierra Joint Community College District, Western Nevada, California, General Obligation Bonds,	8/14 at 100.00	AA	1,539,689
	School Facilities Improvement District 2, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	3,595,536
	5.000%, 8/01/28 – MBIA Insured

238,223	Total California			141,023,330

	Colorado – 2.5% (1.5% of Total Investments)
2,015	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	2,085,606
	6/01/22 – FSA Insured
1,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	AA	1,313,273
	FGIC Insured
	Denver, Colorado, Airport Revenue Bonds, Trust 2365:
1,340	12.736%, 11/15/23 – FGIC Insured (IF)	11/16 at 100.00	AA–	1,367,095
1,085	12.728%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	AA–	1,087,083
9,780	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	AA–	1,342,207
	MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	2,201,900
	MBIA Insured
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,278,650
	12/15/24 – FSA Insured (UB)
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AA	994,740
	FGIC Insured

27,770	Total Colorado			11,670,554

	District of Columbia – 0.7% (0.5% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	941,122
	Revenue Bonds, Series 2007, Residuals 1606, 11.765%, 10/01/30 – AMBAC Insured (IF)
3,920	Washington District of Columbia Convention Center Authority, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AAA	2,512,328
	Residual Series 1730, 1731, 1736, 10.096%, 10/01/36 – AMBAC Insured (IF)

5,255	Total District of Columbia			3,453,450

	Florida – 8.8% (5.4% of Total Investments)
3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24 –	10/14 at 100.00	AA	3,494,781
	MBIA Insured
3,250	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	3,398,233
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2008, Trust	6/18 at 101.00	AAA	2,111,247
	2929, 11.752%, 6/01/38 – AGC Insured (IF)
20,000	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/25 – FSA Insured	10/10 at 101.00	AAA	18,677,400
	(Alternative Minimum Tax)
4,115	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/11 at 100.00	AAA	3,902,419
	Monterey Pointe Apartments, Series 2001-2A, 5.850%, 7/01/37 – FSA Insured (Alternative
	Minimum Tax)
7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AA	5,706,960
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
3,780	Palm Beach County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	8/13 at 100.00	AA–	4,054,541
	8/01/16 – AMBAC Insured

44,145	Total Florida			41,345,581

	Georgia – 0.2% (0.1% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,027,480
	FSA Insured

	Hawaii – 3.8% (2.3% of Total Investments)
1,620	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/21 – FSA Insured	7/13 at 100.00	AAA	1,697,047
	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
8,785	6.625%, 7/01/18 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	AA	8,998,739
7,000	6.000%, 7/01/19 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	AA	7,056,630

17,405	Total Hawaii			17,752,416

	Illinois – 18.5% (11.4% of Total Investments)
9,500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International	1/10 at 101.00	AA–	9,663,400
	Airport, Series 1999, 5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)
2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AA	2,842,656
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
25,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	Aa3 (4)	26,369,497
	2/15/30 – AMBAC Insured (ETM)
13,275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.250%, 5/01/26 –	5/11 at 100.00	AAA	13,400,051
	FSA Insured
15,785	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/27 –	4/12 at 100.00	AAA	15,967,317
	FSA Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	8,017,380
	Project, Series 2002A, 0.000%, 12/15/24 – MBIA Insured
10,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AA– (4)	11,030,700
	2001B, 5.250%, 8/15/21 (Pre-refunded 8/15/11) – AMBAC Insured

94,435	Total Illinois			87,291,001

	Indiana – 2.6% (1.6% of Total Investments)
3,730	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA	3,273,970
	MBIA Insured
7,790	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%, 6/01/15 –	No Opt. Call	AA+	9,132,217
	AMBAC Insured

11,520	Total Indiana			12,406,187

	Kansas – 0.4% (0.3% of Total Investments)
2,000	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21 –	10/13 at 100.00	AA	2,057,680
	FGIC Insured

	Kentucky – 6.5% (4.0% of Total Investments)
3,015	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005,	5/15 at 100.00	AA	3,032,457
	5.000%, 5/01/25 – MBIA Insured
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
2,530	6.150%, 10/01/27 – MBIA Insured	10/13 at 101.00	AA	2,286,816
12,060	6.150%, 10/01/28 – MBIA Insured	10/13 at 101.00	AA	10,766,324
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
3,815	6.150%, 10/01/27 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 101.00	AA (4)	4,579,564
6,125	6.150%, 10/01/28 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 101.00	AA (4)	7,352,511
2,230	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AAA	2,650,244
	5.000%, 8/01/23 (Pre-refunded 8/01/15) – FSA Insured

29,775	Total Kentucky			30,667,916

	Louisiana – 4.5% (2.7% of Total Investments)
	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006:
11,325	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	10,406,543
8,940	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa3	7,639,498
10	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 14.252%, 5/01/41–	5/16 at 100.00	Aa3	4,181
	FGIC Insured (IF)
5	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-3, 15.130%, 5/01/41–	5/16 at 100.00	Aa3	2,091
	FGIC Insured (IF)
2,910	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/09 at 100.00	AAA	2,917,857
	5.950%, 11/01/15 – FSA Insured

23,190	Total Louisiana			20,970,170

	Maine – 0.1% (0.1% of Total Investments)
555	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	Aaa	564,640
	7/01/29 – MBIA Insured

	Maryland – 2.0% (1.2% of Total Investments)
2,100	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA	1,641,255
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured
7,535	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	A	7,716,066
	International Airport Passenger Facility, Series 2002B, 5.500%, 3/01/18 – AMBAC Insured
	(Alternative Minimum Tax)

9,635	Total Maryland			9,357,321

	Massachusetts – 3.1% (1.9% of Total Investments)
5,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	5,617,600
	2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, 4.500%,	2/17 at 100.00	AAA	2,940,053
	8/01/46 – FSA Insured (UB)
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	1,424,000
1,000	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	1,139,200
1,195	5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	1,361,344
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	2,278,400

13,910	Total Massachusetts			14,760,597

	Michigan – 0.8% (0.5% of Total Investments)
4,750	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AA	3,941,455
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)

	Mississippi – 1.4% (0.9% of Total Investments)
2,715	Harrison County Wastewater Management District, Mississippi, Revenue Refunding Bonds,	No Opt. Call	AA (4)	3,498,522
	Wastewater Treatment Facilities, Series 1991B, 7.750%, 2/01/14 – FGIC Insured (ETM)
2,545	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities	No Opt. Call	N/R (4)	3,235,280
	Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13 – FGIC Insured (ETM)

5,260	Total Mississippi			6,733,802

	Nebraska – 2.2% (1.4% of Total Investments)
12,155	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	10,513,589
	FGIC Insured (UB)

	Nevada – 4.5% (2.8% of Total Investments)
33,700	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	A	14,569,521
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
5,720	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	A (4)	6,422,988
	Corridor Project, Series 2002, 5.125%, 6/01/32 (Pre-refunded 6/01/12) – AMBAC Insured

39,420	Total Nevada			20,992,509

	New Jersey – 1.4% (0.8% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AA	1,732,232
1,700	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AA	1,717,612
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AA	2,630,800

5,900	Total New Jersey			6,080,644

	New Mexico – 1.4% (0.8% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,420	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AA+	1,480,620
3,290	5.000%, 6/01/23 – AMBAC Insured	6/14 at 100.00	AA+	3,390,345
1,530	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/23 – AMBAC Insured	4/14 at 100.00	AA	1,575,716

6,240	Total New Mexico			6,446,681

	New York – 15.1% (9.4% of Total Investments)
11,760	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	AA– (4)	12,662,227
	Facilities, Series 1999, 5.750%, 5/15/30 (Pre-refunded 5/15/10) – AMBAC Insured
15,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AA	16,486,050
	Program, Series 2002D, 5.500%, 10/01/17 – MBIA Insured
4,080	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	3,021,974
	2/15/47 – MBIA Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA	2,929,740
	5.000%, 12/01/25 – FGIC Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA	2,573,736
	5/01/33 – MBIA Insured
8,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA	8,004,640
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
1,740	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	Aaa	1,525,597
	15.906%, 11/15/44 – AMBAC Insured (IF)
10,150	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/09 at 100.00	AAA	10,163,297
	Series 1996A, 6.125%, 11/01/20 – FSA Insured
4,200	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82,	10/09 at 100.00	Aa1	4,218,060
	5.550%, 10/01/19 – MBIA Insured (Alternative Minimum Tax)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2005B:
2,460	5.000%, 3/15/24 – FSA Insured (UB)	3/15 at 100.00	AAA	2,524,575
2,465	5.000%, 3/15/25 – FSA Insured (UB)	3/15 at 100.00	AAA	2,512,772
5,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/13 at 100.00	AA	4,817,750
	Bonds, Series 2003A, 5.000%, 11/15/32 – FGIC Insured

71,155	Total New York			71,440,418

	Ohio – 3.6% (2.2% of Total Investments)
7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19 –	6/14 at 100.00	AA–	7,566,440
	FGIC Insured
3,065	Hamilton County, Ohio, Sales Tax Revenue Bonds, Tender Option Bond Trust 2706, 7.443%,	12/16 at 100.00	A2	1,327,881
	12/01/32 – AMBAC Insured (IF)
5,000	Lorain County, Ohio, Health Facilities Revenue Bonds, Catholic Healthcare Partners, Series	9/09 at 102.00	AA–	4,864,700
	1999A, 5.500%, 9/01/29 – AMBAC Insured
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	3,185,577
	5.000%, 12/01/24 – FSA Insured

18,130	Total Ohio			16,944,598

	Pennsylvania – 2.6% (1.6% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AA	3,017,040
	5.000%, 12/01/23 – MBIA Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,260	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A	1,288,463
1,600	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A	1,615,952
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,587,570
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	AA–	1,913,200
	5.000%, 12/01/23 – FGIC Insured

13,260	Total Pennsylvania			12,422,225

	Puerto Rico – 2.0% (1.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	AA	2,231,350
	FGIC Insured
25,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,490,500
	8/01/42 – FGIC Insured
5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A–	4,866,350
	5.500%, 7/01/16 – FGIC Insured

32,500	Total Puerto Rico			9,588,200

	South Carolina – 2.4% (1.5% of Total Investments)
3,000	Charleston County School District, South Carolina, General Obligation Bonds, Series 2004A,	2/14 at 100.00	Aa1	3,120,990
	5.000%, 2/01/22 – AMBAC Insured
10,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	8,274,500
	10/01/34 – SYNCORA GTY Insured

13,000	Total South Carolina			11,395,490

	Tennessee – 1.3% (0.8% of Total Investments)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2002A:
7,500	0.000%, 1/01/24 – FSA Insured	1/13 at 52.75	AAA	3,068,925
5,000	0.000%, 1/01/25 – FSA Insured	1/13 at 49.71	AAA	1,891,600
2,750	0.000%, 1/01/26 – FSA Insured	1/13 at 46.78	AAA	964,398

15,250	Total Tennessee			5,924,923

	Texas – 18.9% (11.6% of Total Investments)
7,475	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	3/09 at 100.00	AA	6,847,848
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 –
	MBIA Insured
3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%, 7/15/20 –	7/14 at 100.00	AAA	3,383,417
	FSA Insured (UB)
3,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AA	3,166,860
	Series 2001A, 5.750%, 11/01/13 – FGIC Insured (Alternative Minimum Tax)
3,735	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	2/13 at 100.00	AAA	4,275,865
	Series 2003, 5.125%, 2/15/31 (Pre-refunded 2/15/13) – FSA Insured
575	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	A1	593,164
	AMBAC Insured
70	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	A1 (4)	71,280
	AMBAC Insured (ETM)
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	5,034,000
	5/15/24 – FGIC Insured
4,500	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.000%, 3/01/22 –	3/11 at 100.00	AAA	4,619,925
	FSA Insured
17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	19,934,370
	5.750%, 12/01/32 – FSA Insured (ETM)
4,685	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.500%, 7/01/19 –	7/10 at 100.00	AAA	4,705,989
	FSA Insured (Alternative Minimum Tax)
19,200	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	A	16,903,682
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.400%, 8/15/31 –
	AMBAC Insured
2,000	Laredo Independent School District Public Facilities Corporation, Texas, Lease Revenue Bonds,	8/11 at 100.00	A	2,000,922
	Series 2004A, 5.000%, 8/01/24 – AMBAC Insured
22,045	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Children’s	8/12 at 101.00	Aa3	17,432,747
	Medical Center of Dallas, Series 2002, 5.250%, 8/15/32 – AMBAC Insured

92,420	Total Texas			88,970,069

	Washington – 11.8% (7.3% of Total Investments)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AA	9,429,954
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – MBIA Insured (Alternative Minimum Tax)
15,025	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	11/11 at 105.00	AAA	13,651,265
	Assistance Revenue Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42
4,530	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	9/11 at 102.00	AAA	4,453,852
	Assistance Revenue Bonds, RHF/Esperanza Apartments Project, Series 2000A, 6.125%, 3/20/42
	(Alternative Minimum Tax)
5,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.250%, 12/01/21 –	12/10 at 100.00	AAA	5,236,801
	FSA Insured
2,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	AA (4)	2,625,526
	1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured
21,510	Washington State, General Obligation Bonds, Series 2002, 0.000%, 6/01/28 –	No Opt. Call	AA+	7,511,292
	MBIA Insured (UB)
10,000	Washington State, General Obligation Bonds, Series R-2003A, 5.000%, 1/01/19 – MBIA Insured	1/12 at 100.00	AA+	10,563,401
2,250	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AA	2,281,951
	1999, 5.250%, 7/01/14 – MBIA Insured

71,545	Total Washington			55,754,042

	West Virginia – 2.9% (1.8% of Total Investments)
12,845	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Infrastructure and	10/10 at 100.00	AAA	13,842,929
	Jobs Development Council Program, Series 2000A, 5.500%, 10/01/39 (Pre-refunded 10/01/10) –
	FSA Insured

	Wisconsin – 0.9% (0.5% of Total Investments)
1,635	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 (Pre-refunded	11/14 at 100.00	Aa3 (4)	1,924,362
	11/01/14) – FSA Insured
545	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 – FSA Insured	11/14 at 100.00	Aa3	547,447
1,675	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	A1	1,584,383
	5.000%, 7/01/30 – AMBAC Insured

3,855	Total Wisconsin			4,056,192

$ 968,093	Total Investments (cost $817,426,112) – 162.1%			764,447,821

	Floating Rate Obligations – (9.0)%			(42,605,000)

	Other Assets Less Liabilities – 7.1%			33,608,507

	Auction Rate Preferred Shares, at Liquidation Value – (60.2)% (5)			(283,850,000)

	Net Assets Applicable to Common Shares – 100%			$471,601,328

At least 80% of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$764,447,821	$ —	$764,447,821

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $774,968,159.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 24,244,176
Depreciation	(77,370,575)

Net unrealized appreciation (depreciation) of investments	$(53,126,399)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009